CASH TRUST SERIES II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 28, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              CASH TRUST SERIES II (the “Trust”)
Treasury Cash Series II
  Cash II Shares
1933 Act File No. 33/38550
1940 Act File No. 811-6269

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated July 31, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 23  on July 28, 2009.

If you have any questions regarding this certification, please contact Sheryl L. McCall at (412) 288-7420.

Very truly yours,

/s/ Leslie K. Ross
Leslie K. Ross
Assistant Secretary

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